UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   November 6, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: $82,602
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101      479         36500 SH       Sole                    36500
Bank of America Corp.          COM              060505104      484         28600 SH       Sole                    28600
Cisco Systems Inc.             COM              17275R102      671         28500 SH       Sole                    28500
Dow Chemical                   COM              260543103      752         28853 SH       Sole                    28853
EMC Corp                       COM              268648102      964         56600 SH       Sole                    56600
FedEx Corporation              COM              31428X106      609          8100 SH       Sole                     8100
Financial Select Sector SPDR F COM              81369Y605     1717        114900 SH       Sole                   114900
General Electric               COM              369604103     1126         68563 SH       Sole                    68563
Goldman Sachs                  COM              38141G104     1125          6100 SH       Sole                     6100
IBM                            COM              459200101      885          7400 SH       Sole                     7400
IShares Barclays 1-3 Year Trea COM              464287457     2218         26400 SH       Sole                    26400
IShares Barclays 20+ Yr Treasu COM              464287432     1875         19000 SH       Sole                    19000
IShares Barclays 7-10 Yr Treas COM              464287440     2272         24600 SH       Sole                    24600
IShares Barclays Aggregate Bon COM              464287226     3053         29100 SH       Sole                    29100
IShares FTSE/Xinhua China 25   COM              464287184     2239         54700 SH       Sole                    54700
IShares MSCI Brazil Index      COM              464286400     2551         37700 SH       Sole                    37700
IShares MSCI EAFE              COM              464287465     4278         78200 SH       Sole                    78200
IShares MSCI Emerging Markets  COM              464287234     3872         99500 SH       Sole                    99500
IShares Russell 2000           COM              464287655     3608         59900 SH       Sole                    59900
IShares S&P Europe 350         COM              464287861     2158         56000 SH       Sole                    56000
IShares S&P Latin America      COM              464287390      300          7000 SH       Sole                     7000
Intel Corp.                    COM              458140100      403         20612 SH       Sole                    20612
International Paper            COM              460146103      547         24600 SH       Sole                    24600
JP Morgan Chase                COM              46625H100      819         18700 SH       Sole                    18700
Masco Corp.                    COM              574599106     4018        311000 SH       Sole                   311000
Nasdaq 100                     COM              73935A104     8982        212600 SH       Sole                   212600
Oil Service HOLDRS             COM              678002106     2243         19100 SH       Sole                    19100
Regional Bank Holders          COM              75902E100     2098         26200 SH       Sole                    26200
S&P 500                        COM              78462F103    21851        207000 SH       Sole                   207000
S&P MidCap 400                 COM              595635103      651          5200 SH       Sole                     5200
Semiconductor Holdrs           COM              816636203     2252         87900 SH       Sole                    87900
TriMas Corp                    COM              896215209      788        154500 SH       Sole                   154500
Wells Fargo                    COM              949746101      713         25300 SH       Sole                    25300